Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
31.	Regulatory Matters

BFC

The Company owns approximately 53% of the total number of outstanding shares of BankAtlantic Bancorp’s Class A Common Stock and Class B Common Stock, which in the aggregate represents an approximately 75% voting interest in BankAtlantic Bancorp. BankAtlantic Bancorp currently owns 100% of BankAtlantic’s outstanding common stock. Accordingly, each of BFC and BankAtlantic Bancorp currently is a “unitary savings and loan holding company” subject to regulatory oversight and examination by the Federal Reserve, including normal supervision and reporting requirements. The Federal Reserve succeeded to the supervisory authority previously held by the OTS in connection with the effectiveness of the Dodd Frank Act on July 21, 2011. Among other things, this authority permits the Federal Reserve to restrict or prohibit activities that are determined to be a serious risk to the financial safety, soundness or stability of a subsidiary savings association. See Note 2 and the “Regulation” portion of the “Business” section hereof for additional information regarding regulatory requirements applicable to BFC.

As a public company, BFC is subject to reporting and other requirements of the Securities Exchange Act of 1934.

Bluegreen

The vacation ownership and real estate industries are subject to extensive and complex federal, state, and local governmental regulation. Bluegreen is subject to various federal, state, local and foreign environmental, zoning, consumer protection, and other statutes and regulations regarding the acquisition, subdivision, marketing and sale of real estate and VOIs, and various aspects of Bluegreen’s financing operations. On a federal level, the Federal Trade Commission has taken an active regulatory role through the Federal Trade Commission Act, which prohibits unfair or deceptive acts or unfair competition in interstate commerce. In addition, many states have what are known as “Little FTC Acts” that apply to intrastate activity. In addition to the laws applicable to Bluegreen’s customer financing and other operations discussed below, Bluegreen is or may be subject to the Fair Housing Act and various other federal statutes and regulations. Bluegreen is also subject to various foreign laws with respect to La Cabana Beach and Racquet Club in Oranjestad, Aruba and Blue Water Resort in Nassau, Bahamas. In addition, in the future, VOIs may be deemed to be securities subject to regulation as such, which could have a material adverse effect on Bluegreen. The cost of complying with applicable laws and regulations may be significant and Bluegreen may not maintain compliance at all times with all applicable laws, including those discussed below. Any failure to comply with current or future applicable laws or regulations could have a material adverse effect on Bluegreen.

Bluegreen’s vacation ownership resorts are subject to various regulatory requirements, including state and local approvals. The laws of most states require Bluegreen to file a detailed offering statement describing Bluegreen’s business and all material aspects of the project and sale of VOIs with a designated state authority. In addition, when required by state law, Bluegreen provides its VOI purchasers with a public disclosure statement that contains, among other items, detailed information about the surrounding vicinity, the resort and the purchaser’s rights and obligations as a VOI owner. Laws in each state where Bluegreen sells VOIs generally grant the purchaser of a VOI the right to cancel a purchase contract at any time within a specified rescission period following the earlier of the date the contract was signed or the date the purchaser has received the last of the documents required to be provided by Bluegreen. Most states have other laws that regulate Bluegreen’s activities, including: real estate licensure; sellers of travel licensure; anti-fraud laws; telemarketing laws; prize, gift and sweepstakes laws; and labor laws.

Under various federal, state and local laws, ordinances and regulations, the owner of real property generally is liable for the costs of removal or remediation of certain hazardous or toxic substances located on or in, or emanating from, the property, as well as related costs of investigation and property damage. These laws often impose such liability without regard to whether the owner knew of the presence of such hazardous or toxic substances. The presence of these substances, or the failure to properly remediate these substances if they exist, may adversely affect the owner’s ability to sell or lease a property or to borrow using the real property as collateral. Other federal and state laws require the removal or encapsulation of asbestos-containing material when this material is in poor condition or in the event of construction, demolition, remodeling or renovation. Other statutes may require the removal of underground storage tanks. Noncompliance with these and other environmental, health or safety requirements may result in the need to cease or alter operations at a property. In addition, certain state and local laws may impose liability on property developers with respect to construction defects discovered on the property or repairs made by future owners of such property.

Under these laws, Bluegreen may be required to pay for repairs to the developed property. The development, management and operation of Bluegreen’s resorts are also subject to the Americans with Disabilities Act.

Bluegreen’s customer financing activities are also subject to extensive regulation, which can include, but are not limited to: the Truth-in-Lending Act and Regulation Z; the Fair Housing Act; the Fair Debt Collection Practices Act; the Equal Credit Opportunity Act and Regulation B; the Electronic Funds Transfer Act and Regulation E; the Home Mortgage Disclosure Act and Regulation C; Unfair or Deceptive Acts or Practices and Regulation AA; the Patriot Act; the Right to Financial Privacy Act; the Gramm-Leach-Bliley Act; the Fair and Accurate Credit Transactions Act; and anti-money laundering laws.

During the year ended December 31, 2011, approximately 4% of Bluegreen’s VOI sales were generated by marketing to prospective purchasers obtained through internal and affiliated telemarketing efforts. In addition, approximately 8% of Bluegreen’s VOI sales were generated by marketing to prospective purchasers obtained from third-party VOI prospect vendors, many of whom use telemarketing operations to generate these prospects. Bluegreen attempts to monitor the actions and compliance of these third parties but there are risks associated with their use. In recent years, state regulators have increased regulations and enforcement actions related to telemarketing operations, including requiring the adherence to state “do not call” laws. In addition, the Federal Trade Commission and Federal Communications Commission have implemented national “do not call” legislation. These measures have significantly increased the costs associated with telemarketing. While Bluegreen continues to be subject to telemarketing risks and potential liability, Bluegreen believes that its exposure to adverse impacts from this heightened telemarketing legislation and enforcement may be mitigated to some extent by the use of “permission marketing,” whereby Bluegreen obtains the permission of prospective purchasers to contact them in the future, thereby exempting such calls from the various “do not call” laws. Bluegreen has also implemented policies and procedures which it believes will help reduce the possibility that individuals who have requested to be placed on Bluegreen’s internal company do not call list are not contacted, but such policies and procedures may not be effective in ensuring strict regulatory compliance.

As a public company, Bluegreen is subject to reporting and other requirements of the Securities Exchange Act of 1934.

BankAtlantic Bancorp

In July 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act was signed into law, permanently raising the maximum standard deposit insurance to $250,000 per depositor for each ownership category as defined by the FDIC. The Act also provides for full deposit insurance coverage on non-interest bearing deposit accounts until December 31, 2012.

The ability of BankAtlantic to pay dividends or make other distributions to BankAtlantic Bancorp Parent Company in subsequent periods is subject to regulations and OCC approval and is based upon BankAtlantic’s regulatory capital levels and net income. Under the terms of the Bank Order, BankAtlantic is prohibited from paying dividends to BankAtlantic Bancorp Parent Company without the prior written non-objection of the OCC. The OCC would not approve any distribution that would cause BankAtlantic to fail to meet its capital requirements or if the OCC believes that a capital distribution by BankAtlantic constitutes an unsafe or unsound action or practice, and there is no assurance that the OCC will approve future capital distributions from BankAtlantic. Accordingly, BankAtlantic Bancorp Parent Company does not expect to receive cash dividends from BankAtlantic in the foreseeable future. BankAtlantic did not pay dividends to BankAtlantic Bancorp Parent Company during each of the years in the three year period ended December 31, 2011. However, BankAtlantic Bancorp Parent Company may receive dividends from its asset work-out subsidiary upon the monetizing of the subsidiaries’ non-performing loans. There is no assurance that BankAtlantic Bancorp Parent Company will be able to monetize the loans on acceptable terms, if at all

Pursuant to the Bank Order, BankAtlantic is required to maintain a Tier 1/Core capital ratio equal to or greater than 8% and a total risk-based capital ratio equal to or greater than 14%. BankAtlantic historically maintained its regulatory capital ratios at levels that exceeded prompt corrective action (“PCA”) “well capitalized” requirements; however, based on BankAtlantic’s risk profile, the OCC raised its regulatory capital requirements above the “well capitalized” amounts.

BankAtlantic’s actual capital amounts and ratios are presented in the table and are compared to “well capitalized” requirements and the capital requirements set forth in the Bank Order that BankAtlantic must maintain as of and subsequent to June 30, 2011 (dollars in thousands):

	Actual		PCA Defined Well Capitalized		Bank Order Capital Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total risk-based capital	$349,751	15.15%	$230,926	10.00%	$323,296	14.00%
Tier I risk-based capital	$298,499	12.93%	$138,555	6.00%	$138,555	6.00%
Tangible capital	$298,499	8.22%	$54,496	1.50%	$54,496	1.50%
Core capital	$298,499	8.22%	$181,655	5.00%	$290,648	8.00%
As of December 31, 2010
Total risk-based capital	$334,601	11.72%	$285,541	10.00%	$399,758	14.00%
Tier I risk-based capital	$276,362	9.68%	$171,325	6.00%	$171,325	6.00%
Tangible capital	$276,362	6.22%	$66,672	1.50%	$66,672	1.50%
Core capital	$276,362	6.22%	$222,240	5.00%	$355,584	8.00%